Restructuring and Impairments - Narrative (Details) - USD ($)	12 Months Ended			36 Months Ended	48 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring liability	$ 62,227,000	$ 6,850,000		$ 62,227,000	$ 62,227,000
Impairment in property, plant and equipment	99,726,000	7,890,000	$ 0
Intangible asset impairment charges	40,301,000	0
Restructuring costs incurred				24,000,000
Minimum
Restructuring Cost and Reserve [Line Items]
Future pre-tax costs expected to be incurred	15,000,000			15,000,000	15,000,000
Maximum
Restructuring Cost and Reserve [Line Items]
Future pre-tax costs expected to be incurred	23,000,000			23,000,000	23,000,000
2019 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring liability	60,232,000			60,232,000	60,232,000
Impairment in property, plant and equipment	98,472,000
Intangible asset impairment charges	40,301,000
Restructuring, acquisition, integration and other, net	163,000,000
Cash payments for restructuring	37,728,000
Equity method investment impairment	4,799,000
2019 Restructuring | Accrued Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	60,200,000			60,200,000	60,200,000
2017 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring liability	402,000	6,664,000	10,807,000	402,000	402,000
Restructuring, acquisition, integration and other, net	(1,100,000)	11,666,000	13,796,000	24,362,000
Cash payments for restructuring	5,097,000	14,041,000
Release of excess accrual	1,100,000	1,966,000
2017 Restructuring | Accrued Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	400,000	6,700,000		400,000	400,000
2017 Restructuring | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	(1,100,000)	10,049,000	10,757,000
2017 Restructuring | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		1,617,000	3,039,000
2017 Restructuring | Inventory Write-offs & Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	0	1,610,000	3,039,000	4,649,000
2017 Restructuring | Inventory Write-offs & Asset Impairments | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	0	1,610,000	0
2017 Restructuring | Inventory Write-offs & Asset Impairments | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		0	3,039,000
2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring liability	0	255,000	6,412,000	$ 0	0
Restructuring costs incurred			19,700,000
Restructuring, acquisition, integration and other, net					$ 97,100,000
Cash payments for restructuring	225,000	4,356,000
Release of excess accrual	$ 31,000	$ 1,727,000
2016 Restructuring | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred			18,300,000
2016 Restructuring | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred			$ 1,400,000